Loans and advances to central banks and credit institutions - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Central banks and credit institutions
Disclosure of financial assets [line items]
Financial assets	112,767	110,549	90,663
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	196,514	176,697	148,384
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	597	203	75
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	701	461	404
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	72,084	78,321	61,898
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	1
Gross carrying amount | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(349)	(286)	(226)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(5)	(9)	(6)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Accumulated impairment | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	€ 0	€ 0	€ 0